Employee benefits	12 Months Ended
Dec. 31, 2025
Employee benefits
Employee benefits

27.Employee benefits

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Salaries	31,706	16,969	16,918
Social charges	3,027	1,799	1,363
Pension charges	490	444	497
Share-based payment (see note 16)	4,886	3,968	2,611
Other	632	603	1,152
Total employee benefits	40,741	23,783	22,541

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Selling, general and administrative expenses	26,185	10,665	8,738
Research & development expenses	14,556	13,118	13,803
Total employee benefits	40,741	23,783	22,541

We refer to note 24 and 25 for more details on the increase in total employee benefits.

As at December 31, 2025, the Company employed 153.7 (2024: 183.6) full-time equivalents, including white-collar employees and consultants. The following table presents a breakdown of the Company’s full-time equivalents as at December, 2025, 2024 and 2023:

	As at December 31
(in FTE’s)	2025	2024	2023
Selling, general & administration	81.2	56.5	40.4
Research & Development	72.5	127.1	106.4
Total	153.7	183.6	146.8

As at December 31, 2025, the Company had 51.0 full-time equivalents located in Belgium (2024: 66.0), 6.6 full-time equivalents located in Israel (2024: 45.2), 2.0 full-time equivalents located in Australia (2024: 3.0), 78.0 full-time equivalents located in USA (2024: 53.0), 16.1 full-time equivalents located in Germany (2024: 15.4) and 0.0 full-time equivalent located in UK (2024: 1.0).